CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (56,093)	$ (8,409)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	684	287
Stock-based compensation expense	17,895	3,295
Bad debt and other allowances	19	0
Inventory allowance	(26)	0
Change in fair value - Convertible Notes	5,067	0
Change in fair value - Warrant	10	0
Gain on Convertible Notes	(240)	0
Loss on debt extinguishment	939	0
Amortization of debt issuance costs	782	0
Interest expense on Convertible Notes	1,364	0
Changes in assets and liabilities:
Accounts receivable	(120)	(11)
Accounts receivable - related party	313	(322)
Inventory	(652)	(243)
Prepaid expenses and other current assets	(3,384)	1
Other assets	(966)	(51)
Accounts payable	1,737	29
Other long-term liabilities	10	0
Warrant liabilities	(1,425)	0
Accrued liabilities	14,795	1,095
Accrued liabilities - related party	(817)	491
Net cash used in operating activities	(20,108)	(3,838)
Cash flows from investing activities
Purchases of property and equipment	(29,666)	(3,422)
Net cash used in investing activities	(29,666)	(3,422)
Cash flows from financing activities
Proceeds from recapitalization, net of issuance costs $30,422	137,532	0
Proceeds from issuance of Convertible Notes, net	26,000	0
Proceeds from financing obligations	3,854	7,675
Proceeds from issuance of debt	26,793	453
Cash distribution to Legacy Local Bounti shareholders	(27,320)	0
Payment of debt issuance costs	(5,399)	0
Repayment of debt	(10,654)	(2,880)
Redemption of common stock	0	(80)
Net cash provided by financing activities	150,806	5,168
Net increase (decrease) in cash and cash equivalents and restricted cash	101,032	(2,092)
Cash and cash equivalents and restricted cash and cash equivalents at beginning of period	45	2,137
Cash and cash equivalents and restricted cash and cash equivalents at end of period	101,077	45
Supplemental disclosures of cash flow information
Cash paid for interest	2,981	49
Non-cash investing and financing activities:
Purchases of property and equipment included in accounts payable and accrued liabilities	12,441	1,541
Non-cash redemption of common stock	0	11
Non-cash proceeds from issuance of Convertible Notes for services provided	50	0
Non-cash proceeds from issuance of Share Settlement Note	$ 0	$ 80